SUPPLEMENT

DATED NOVEMBER 1, 2011 TO
THE HARTFORD MUNICIPAL REAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED MARCH 1, 2011,
AS LAST AMENDED AUGUST 10, 2011

Effective November 1, 2011, Luke Morosanu will be involved in portfolio management and securities analysis along with Christopher Bade, Joseph Darcy, Ray Humphrey and James Ong for The Hartford Municipal Real Return Fund (the “Fund).

Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

In the Section titled “Management” the chart is deleted and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Christopher Bade	Vice President	2001
Joseph Darcy	Executive Vice President	2010
Raymond Humphrey, CFA	Senior Vice President	2010
James Ong, CFA	Vice President	2010
Luke Morosanu	Vice President	2011

In addition, the following change is being made to the above referenced Prospectus:

In the section titled “The Investment Manager and Sub-Adviser — Portfolio Managers” the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade has been involved in portfolio management and/or securities analysis for the Fund since August 2001. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Joseph Darcy, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since February 1, 2010.  Mr. Darcy, an investment professional since 1980, joined Hartford Investment Management in 2010. Mr. Darcy was with BNYMellon Asset Management from 1994 until joining Hartford Investment Management, most recently as a Senior VP and Senior Portfolio Manager, Tax-exempt Asset Management. Prior to BNYMellon Asset Management, Mr. Darcy was a Vice President and Portfolio Manager, Tax-Exempt Asset Management, with Merrill Lynch Asset Management. Mr. Darcy also held positions with Chemical Bank and Prudential Securities in Institutional Sales, Marketing, and Municipal Trading.

Raymond Humphrey, CFA, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2011.  Mr. Humphrey joined Hartford Investment Management in 2010.  Prior to joining Hartford Investment Management, Mr. Humphrey was employed by Neuberger Berman LLC, where he was Lead Portfolio Manager for International and Global Fixed Income Products.  Prior to joining Neuberger Berman LLC, Mr. Humphrey held a similar position with Brown Brothers Harriman & Co. in New York.

Luke Morosanu, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since November 1, 2011.  Mr. Morosanu joined Hartford Investment Management in 2011.  Mr. Morosanu has been involved in trading and portfolio management since 2000.  Prior to joining Hartford Investment Management, he was a portfolio manager and trader at Brown Brothers Harriman & Co.

James Ong, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2011.  Mr. Ong joined Hartford Investment Management in 2001 and has been involved in trading and portfolio analysis since that time.  Mr. Ong earned his BA in Economics from Middlebury College in 2001.

This Supplement should be retained with your Prospectus for future reference.

HV-7105	November 2011

SUPPLEMENT

DATED NOVEMBER 1, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2011, AS AMENDED AND RESTATED SEPTEMBER 30, 2011

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

Effective November 1, 2011, certain changes are being made to the management fee schedules for certain series of The Hartford Mutual Funds, Inc., as set forth below.  Effective the same date, Hartford Investment Financial Services, LLC (“HIFSCO”) has voluntarily agreed to waive a portion of The Hartford Total Return Bond Fund’s contractual management fees. In addition, a new portfolio manager is being added to the portfolio management team for The Hartford Municipal Opportunities Fund and The Hartford Municipal Real Return Fund.  Accordingly, effective November 1, 2011, the above referenced SAI is revised as follows:

The Hartford Balanced and Growth Allocation Funds

With respect to The Hartford Balanced Allocation Fund and The Hartford Growth Allocation Fund, additional breakpoints are added to each Fund’s contractual management fee schedule, resulting in management fee reductions at certain asset levels. Accordingly, the last table under the heading “Investment Management Arrangements - Management Fees” is deleted and replaced with the following:

Conservative Allocation Fund, Equity Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.1500%
Next $4.5 billion	0.1000%
Next $5 billion	0.0800%
Amount Over $10 billion	0.0700%

Balanced Allocation Fund and Growth Allocation Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.1500%
Next $500 million	0.1000%
Next $1.5 billion	0.0900%
Next $2.5 billion	0.0800%
Next $2.5 billion	0.0700%
Next $2.5 billion	0.0600%
Amount Over $10 billion	0.0500%

The Hartford Total Return Bond Fund

With respect to The Hartford Total Return Bond Fund, HIFSCO has agreed to voluntarily waive 0.06% of the Fund’s contractual management fees effective November 1, 2011 through October 31, 2012.  Accordingly, the following changes are made to the SAI:

1.             Under the heading “Investment Management Arrangements - Management Fees,” the information for The Hartford Corporate Opportunities Fund and The Hartford Total Return Bond Fund is deleted and replaced with the following:

Corporate Opportunities Fund and Total Return Bond Fund*

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $500 million	0.5000%
Next $4 billion	0.4750%
Next $5 billion	0.4550%
Amount Over $10 billion	0.4450%

*Effective November 1, 2011, HIFSCO has voluntarily agreed to waive 0.06% of the Total Return Bond Fund’s management fee through October 31, 2012.

2.             Under the heading “Investment Management Arrangements - Advisory Fee Payment History,” the information for The Hartford Total Return Bond Fund is deleted and replaced with the following:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Total Return Bond Fund**	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%

**HIFSCO has voluntarily agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from the period of November 1, 2011 through October 31, 2012 to the extent necessary to maintain total annual fund operating expenses as follows: 0.89% (Class A), 1.64% (Class B), 1.64% (Class C), 0.64% (Class I), 1.19% (Class R3), 0.89% (Class R4), 0.59% (Class R5) and 0.54% (Class Y).

The Hartford Municipal Opportunities Fund and The Hartford Municipal Real Return Fund

Effective November 1, 2011, Luke Morosanu will serve as an additional portfolio manager of The Hartford Municipal Opportunities Fund and The Hartford Municipal Real Return Fund.  Accordingly, the following changes are made to the SAI:

1.             Under the heading “Portfolio Managers — Other Accounts Sub-Advised by Hartford Investment Management Portfolio Managers,” the following is added:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Millions)	POOLED ACCOUNTS	ASSETS MANAGED (in Millions)	OTHER ACCOUNTS	ASSETS MANAGED (in Millions)
Luke Morosanu**	2	$579.2	0	$0	0	$0

(**)Mr. Morosanu joined Christopher Bade and Joseph Darcy as a portfolio manager of The Hartford Municipal Opportunities Fund, and Christopher Bade, Joseph Darcy, Raymond Humphrey and James Ong of The Hartford Municipal Real Return Fund in November 2011.  The information presented in the table above with respect to Mr. Morosanu is current as of September 30, 2011.

2.             Under the heading “Portfolio Managers — Equity Securities Beneficially Owned by HIFSCO or Hartford Investment Management Portfolio Managers,” the following is added:

PORTFOLIO MANAGER	FUND(S) SUB- ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Luke Morosanu*	Municipal Opportunities Fund	$0
	Municipal Real Return Fund	$0

*Information as of September 30, 2011.

This Supplement should be retained with your SAI for future reference.

2